Shareholder Report	12 Months Ended	24 Months Ended	79 Months Ended	98 Months Ended
	Jul. 31, 2025 USD ($) shares	Jul. 31, 2025 USD ($) shares	Jul. 31, 2025 USD ($) shares	Jul. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Oxford Street Trust
Entity Central Index Key	0000028540
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
Fidelity Series Commodity Strategy Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Commodity Strategy Fund
Class Name	Fidelity® Series Commodity Strategy Fund
Trading Symbol	FCSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Commodity Strategy Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Commodity Strategy Fund	$ 1	0.00%A
A Amount represents less than 0.005%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending July 31, 2025, most commodities gained value. Against a backdrop of tariff and geopolitical uncertainty and a weakening U.S. dollar, investors encountered a significant gap between the best- and worst-performing commodity types for the fiscal year. The following returns are stated on a total return basis.
•For the full 12 months, the fund benefited from positive results from precious metals (+32%), including gains of roughly 34% and 25%, respectively, for gold and silver. Industrial metals also had a positive result, gaining roughly 3%. Within the sector, aluminum (+14%), zinc (+5%) and copper (+3%) enjoyed the strongest performance, while nickel (-11%) and lead (-8%) lost value.
•Livestock, meanwhile, gained 25%, as tight cattle supply and healthy demand led to strength in the price of live cattle (+30%). Lean hogs also advanced (+18%).
•Energy rose about 3%, boosted by an increase in natural gas (+5%). Meanwhile, West Texas intermediate crude oil (+4%) and Brent crude oil (+1%) more modestly gained.
•Meanwhile, agriculture gained 4% overall, led by coffee (+43%). Grains posted negative results, including soybeans (-2%), corn (-1%), soybean meal (-18%), wheat (-10%) and Kansas City wheat (-11%).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000. Fidelity® Series Commodity Strategy Fund $10,000 $9,142 $9,177 $9,385 $8,837 $7,801 $10,908 $13,800 $12,657 $12,022 $13,133 Bloomberg Commodity Total Return Index $10,000 $9,202 $9,273 $9,526 $9,015 $7,927 $11,120 $14,147 $13,032 $12,358 $13,558 MSCI ACWI (All Country World Index) Index $10,000 $9,997 $11,750 $13,088 $13,529 $14,560 $19,452 $17,470 $19,798 $23,247 $27,024 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 The fund has begun comparing its performance to the MSCI ACWI (All Country World Index) Index to satisfy a new Securities and Exchange Commission (SEC) disclosure requirement.
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Series Commodity Strategy Fund 9.24% 10.98% 2.76% Bloomberg Commodity Total Return Index 9.71% 11.33% 3.09% MSCI ACWI (All Country World Index) Index 16.25% 13.17% 10.45% The fund has begun comparing its performance to the MSCI ACWI (All Country World Index) Index to satisfy a new Securities and Exchange Commission (SEC) disclosure requirement. Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 540,682,648	$ 540,682,648	$ 540,682,648	$ 540,682,648
Holdings Count | shares	40	40	40	40
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$540,682,648
Number of Holdings	40
Total Advisory Fee	$0
Portfolio Turnover	0%

Holdings [Text Block]	Agriculture 28.8 Energy 28.2 Precious Metals 22.5 Industrial Metals 14.7 Livestock 5.8 COMMODITY SECTOR DIVERSIFICATION (% of Fund's net assets) Agriculture - 28.8 Energy - 28.2 Precious Metals - 22.5 Industrial Metals - 14.7 Livestock - 5.8 DERIVATIVE EXPOSURE (% of Fund's net assets) Futures Contracts 9.5 Swaps 92.5 Swaps 45.8 Futures Contracts 4.7 Short-Term Investments and Net Other Assets (Liabilities) 49.5 ASSET ALLOCATION (% of Fund's Total Exposure) Swaps - 45.8 Futures Contracts - 4.7 Short-Term Investments and Net Other Assets (Liabilities) - 49.5
Fidelity SAI Inflation-Focused Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Inflation-Focused Fund
Class Name	Fidelity® SAI Inflation-Focused Fund
Trading Symbol	FIFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI Inflation-Focused Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Inflation-Focused Fund	$ 40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending July 31, 2025, most commodities gained value. Against a backdrop of tariff and geopolitical uncertainty and a weakening U.S. dollar, investors encountered a significant gap between the best- and worst-performing commodity types for the fiscal year. Meanwhile, Treasury Inflation Protected Securities outpaced money market securities. The following returns are stated on a total return basis.
•For the full 12 months, the fund benefited from positive results from precious metals (+32%), including gains of roughly 34% and 25%, respectively, for gold and silver. Industrial metals also had a positive result, gaining roughly 3%. Within the sector, aluminum (+14%), zinc (+5%) and copper (+3%) enjoyed the strongest performance, while nickel (-11%) and lead (-8%) lost value.
•Livestock, meanwhile, gained 25%, as tight cattle supply and healthy demand led to strength in the price of live cattle (+30%). Lean hogs also advanced (+18%).
•Energy rose about 3%, boosted by an increase in natural gas (+5%). Meanwhile, West Texas intermediate crude oil (+4%) and Brent crude oil (+1%) more modestly gained.
•Meanwhile, agriculture gained 4% overall, led by coffee (+43%). Grains posted negative results, including soybeans (-2%), corn (-1%), soybean meal (-18%), wheat (-10%) and Kansas City wheat (-11%).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE December 20, 2018 through July 31, 2025. Initial investment of $10,000. Fidelity® SAI Inflation-Focused Fund $10,000 $10,350 $9,518 $13,953 $17,787 $15,330 $14,713 $15,736 Fidelity Commodity Linked Index℠ $10,000 $10,166 $8,938 $12,538 $15,952 $14,695 $13,960 $15,087 Bloomberg Commodity 50/50 Petroleum and ex-Petroleum Index $10,000 $10,350 $9,518 $13,953 $17,787 $15,671 $15,549 $16,803 MSCI ACWI (All Country World Index) Index $10,000 $11,820 $12,721 $16,996 $15,263 $17,298 $20,311 $23,610 2018 2019 2020 2021 2022 2023 2024 2025 The fund has begun comparing its performance to the MSCI ACWI (All Country World Index) Index to satisfy a new Securities and Exchange Commission (SEC) disclosure requirement.
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® SAI Inflation-Focused Fund 6.95% 10.58% 7.09% Fidelity Commodity Linked Index℠ 8.07% 11.04% 6.41% Bloomberg Commodity 50/50 Petroleum and ex-Petroleum Index B 8.07% n/a n/a MSCI ACWI (All Country World Index) Index 16.25% 13.17% 13.87% A From December 20, 2018 B From July 18, 2023 The fund has begun comparing its performance to the MSCI ACWI (All Country World Index) Index to satisfy a new Securities and Exchange Commission (SEC) disclosure requirement. Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Jul. 18, 2023	Dec. 20, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 5,730,917,826	$ 5,730,917,826	$ 5,730,917,826	$ 5,730,917,826
Holdings Count | shares	58	58	58	58
Advisory Fees Paid, Amount	$ 17,425,679
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$5,730,917,826
Number of Holdings	58
Total Advisory Fee	$17,425,679
Portfolio Turnover	0%

Holdings [Text Block]	Energy 49.8 Industrial Metals 21.1 Agriculture 13.0 Precious Metals 11.5 Livestock 4.6 COMMODITY SECTOR DIVERSIFICATION (% of Fund's net assets) Energy - 49.8 Industrial Metals - 21.1 Agriculture - 13.0 Precious Metals - 11.5 Livestock - 4.6 DERIVATIVE EXPOSURE (% of Fund's net assets) Futures Contracts 115.6 Futures Contracts 53.6 Short-Term Investments and Net Other Assets (Liabilities) 46.4 ASSET ALLOCATION (% of Fund's Total Exposure) Futures Contracts - 53.6 Short-Term Investments and Net Other Assets (Liabilities) - 46.4
Fidelity Commodity Strategy Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Commodity Strategy Fund
Class Name	Fidelity® Commodity Strategy Fund
Trading Symbol	FYHTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Commodity Strategy Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Commodity Strategy Fund	$ 66	0.63%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending July 31, 2025, most commodities gained value. Against a backdrop of tariff and geopolitical uncertainty and a weakening U.S. dollar, investors encountered a significant gap between the best- and worst-performing commodity types for the fiscal year. The following returns are stated on a total return basis.
•For the full 12 months, the fund benefited from positive results from precious metals (+32%), including gains of roughly 34% and 25%, respectively, for gold and silver. Industrial metals also had a positive result, gaining roughly 3%. Within the sector, aluminum (+14%), zinc (+5%) and copper (+3%) enjoyed the strongest performance, while nickel (-11%) and lead (-8%) lost value.
•Livestock, meanwhile, gained 25%, as tight cattle supply and healthy demand led to strength in the price of live cattle (+30%). Lean hogs also advanced (+18%).
•Energy rose about 3%, boosted by an increase in natural gas (+5%). Meanwhile, West Texas intermediate crude oil (+4%) and Brent crude oil (+1%) more modestly gained.
•Meanwhile, agriculture gained 4% overall, led by coffee (+43%). Grains posted negative results, including soybeans (-2%), corn (-1%), soybean meal (-18%), wheat (-10%) and Kansas City wheat (-11%).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 30, 2017 through July 31, 2025. Initial investment of $10,000. Fidelity® Commodity Strategy Fund $10,000 $10,150 $10,329 $9,675 $8,505 $11,820 $14,785 $13,505 $12,769 Bloomberg Commodity Total Return Index $10,000 $10,161 $10,438 $9,879 $8,686 $12,185 $15,502 $14,280 $13,541 MSCI ACWI (All Country World Index) Index $10,000 $10,334 $11,511 $11,899 $12,806 $17,109 $15,365 $17,413 $20,446 2017 2018 2019 2020 2021 2022 2023 2024 2025 The fund has begun comparing its performance to the MSCI ACWI (All Country World Index) Index to satisfy a new Securities and Exchange Commission (SEC) disclosure requirement.
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Commodity Strategy Fund 8.57% 10.27% 4.08% Bloomberg Commodity Total Return Index 9.71% 11.33% 4.96% MSCI ACWI (All Country World Index) Index 16.25% 13.17% 11.17% A From May 30, 2017 The fund has begun comparing its performance to the MSCI ACWI (All Country World Index) Index to satisfy a new Securities and Exchange Commission (SEC) disclosure requirement. Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				May 30, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 106,575,300	$ 106,575,300	$ 106,575,300	$ 106,575,300
Holdings Count | shares	28	28	28	28
Advisory Fees Paid, Amount	$ 239,843
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$106,575,300
Number of Holdings	28
Total Advisory Fee	$239,843
Portfolio Turnover	0%

Holdings [Text Block]	Agriculture 28.7 Energy 28.3 Precious Metals 22.5 Industrial Metals 14.7 Livestock 5.8 COMMODITY SECTOR DIVERSIFICATION (% of Fund's net assets) Agriculture - 28.7 Energy - 28.3 Precious Metals - 22.5 Industrial Metals - 14.7 Livestock - 5.8 DERIVATIVE EXPOSURE (% of Fund's net assets) Futures Contracts 100.1 Futures Contracts 50.0 Short-Term Investments and Net Other Assets (Liabilities) 50.0 ASSET ALLOCATION (% of Fund's Total Exposure) Futures Contracts - 50.0 Short-Term Investments and Net Other Assets (Liabilities) - 50.0